Derivative Instruments - Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings (Detail) - Asset and Liability Management Positions [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (145)	$ (171)	$ 29
Derivative Instruments, Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(7)	(8)	3
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(21)	3	39
Net Investment Hedges [Member] | Non Derivative Debt Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (90)	$ 13	$ 32